UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

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1. Name and address of issuer:

                  Life Insurance Company of North America
                  1601 Chestnut Street
                  Philadelphia, PA 19101


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2. The name of each series or class of  securities  for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: [ ]

     NOT  APPLICABLE
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3. Investment Company Act File Number: 811-1691

         Securities Act File Number:        2-29623


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4(a). Last day of fiscal year for which this Form is filed:

      December 31, 1998
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4(b). [ ] Check box if this Form is being filed late (i.e.,  more than
      90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  [ ] Check box if this is the last  time the  issuer  will be filing  this
       Form.





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5. Calculation of registration fee:

(i)      Aggregate sale price of securities sold
         during the fiscal year pursuant to
         section 24(f):                                       $ 792,277


(ii)     Aggregate price of securities redeemed
         or repurchased during the fiscal year:               $ Not Applicable


(iii)    Aggregate price of securities  redeemed
         or repurchased during any prior fiscal
         year ending no earlier than October 11,
         1995 that were not previously used to
         reduce registration fees payable to the
         Commission:                                           $ 5,734,327

(iv)     Total available redemption credits [add
         items 5(11) and 5(iii):                               $Not Applicable

(v)      Net sales -- if Item 5(i) is greater than
         Item 5(iv) [subtract Item 5(iv) from                  $ (4,942,050)

(vi)     Redemption credits available for use in $
         Not Applicable future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)    Multiplier for determining registration
         fee (See Instruction c.():                    x

(viii)   Registration fee due [multiply Item
         5(v) by Item (vii)] (enter "0" if no fee
         is due):                                             =$ 0.00

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares of other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .
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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


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8.       Total of the amount of the  registration  fee due plus any interest due
         [line 5(viii) plus line 7].

                                                               =$ 0.00
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9.       Date the  registration  fee and any  interest  payment  was sent to the commission's lockbox depository:


         Method of Delivery:
                  [   ]    Wire Transfer
                  [   ]    Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/Jean H. Walker
                              Jean H. Walker
Title:                        Senior Vice President and
                              Chief Financial Officer

Date:  February 19, 1999

*Please print the name and title of signing officer below the signature.


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February 19, 1999


Mr. John K. Leonard, President
Life Insurance Company of North America
Two Liberty Place
Philadelphia, PA 19101

         Re:      Life Insurance Company of North America
                  Separate Account A


Dear Mr. Leonard:

This is written in connection with the filing of the Rule 24f-2 Notice for Life Insurance Company of North America's Separate Account A, dated February 19, 1999, herewith (the "Notice") under Section 24(f) of the Investment Company Act of 1940, as amended. The Notice proposes to make definite the dollar amount of such Separate Account's variable annuity contract interest (the "Securities") registered under the Securities Act of 1933, as amended (Registration No. 2-29623). I have been asked for my opinion whether such securities have been legally issued, fully paid and are nonassessable.

In my capacity as of Life Insurance Company of North America, I have examined such records and documents pertaining to variable annuity contracts issued by Life Insurance Company of North America and funded through its Separate Account A, as well as applicable Federal and State laws, as in my judgment are necessary and appropriate to enable me to formulate the opinion sought. Based upon the foregoing, it is my opinion that the Securities have been legally issued, provided that their registration is made definite in number by filing the Notice with the Securities and Exchange Commission on or before June 30, 1999. The Securities are fully paid and nonassessable.

Sincerely,

/s/Walter E. Heindl

Walter E. Heindl
Senior Counsel



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